FINANCIAL INVESTORS TRUST
PATHWAY ADVISORS CONSERVATIVE FUND,
PATHWAY ADVISORS GROWTH AND INCOME FUND AND
PATHWAY ADVISORS AGGRESSIVE GROWTH FUND (THE “FUNDS”)

SUPPLEMENT DATED OCTOBER 1, 2013

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED AUGUST 31, 2013

In the Fund Summary section of the Funds’ Prospectus, the text and tables under the heading “Fees and Expenses” with respect to each Fund are hereby deleted and replaced in their entirety with the following:

Pathway Advisors Conservative Fund (page 2)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	48.27%
Other Fund Expenses	48.12%
Shareholder Services Fees	0.15%
Acquired Fund Fees and Expenses	0.38%
Total Annual Fund Operating Expenses	49.90%
Fee Waiver and Expense Reimbursement(1)	-47.64%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.26%

(1)

Hanson McClain Strategic Advisors, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2015. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Pathway Advisors Conservative Fund	$229	$6,839	$9,745	$11,732

www.pathwayadvisorsfunds.com	1

Pathway Advisors Growth and Income Fund (page 8)

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	32.54%
Other Fund Expenses	32.39%
Shareholder Services Fees	0.15%
Acquired Fund Fees and Expenses	0.37%
Total Annual Fund Operating Expenses	34.16%
Fee Waiver and Expense Reimbursement(1)	-31.91%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.25%

(1)

Hanson McClain Strategic Advisors, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2015. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Year	10 Years
Pathway Advisors Growth and Income Fund	$228	$5,498	$8,527	$11,598

Pathway Advisors Aggressive Growth Fund (page 14)
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	43.39%
Other Fund Expenses	43.24%
Shareholder Services Fees	0.15%
Acquired Fund Fees and Expenses	0.48%
Total Annual Fund Operating Expenses	45.12%
Fee Waiver and Expense Reimbursement(1)	-42.76%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.36%

(1)

Hanson McClain Strategic Advisors, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2015. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund’s Board of Trustees.

2	Supplement Dated October 1, 2013

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Pathway Advisors Aggressive Growth Fund	$239	$6,491	$9,462	$11,733

In addition, the second paragraph in the section titled “Management” on page 28 of the Prospectus is hereby deleted and replaced in its entirety, with the below:

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee of 1.00% based on the Fund’s average daily net assets. The Adviser has agreed contractually to limit the amount of each Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2015. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of each Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of each Fund’s Advisory Agreement was provided in the Funds’ semi-annual report to shareholders for the period ended October 31, 2012.

In addition, the sections titled “Distribution and Services (12b-1) Plan” and “Payments to Financial Intermediaries and Other Arrangements” beginning on page 31 of the Fund’s Prospectus is hereby deleted and replaced, in its entirety, with the below:

Distribution and Services (Rule 12b-1) Plan

Each Fund has adopted a separate plan of distribution for its shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund, as applicable, to use Fund assets to pay fees in connection with the distribution and marketing of Fund shares and/or the provision of shareholder services to Fund shareholders. Each Plan permits payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in a Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Payments to Financial Intermediaries and Other Arrangements

“Financial intermediaries” may include other affiliates of the Adviser, broker-dealers, banks, registered investment advisers, financial planners, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of a Fund or who otherwise may provide investment advice to particular shareholders in the Funds. Financial intermediaries may receive various forms of compensation in connection with the sale of shares of a Fund and/or the servicing of shareholder accounts. These arrangements may apply to any or all of your shares of the Funds, including but not limited to, shares of the Funds held through retirement plans. Financial intermediaries may receive such compensation in the form of (a) distribution and/or shareholder servicing fees under a Rule 12b-1 plan and shareholder servicing plan that are paid by a Fund, which payments are at an annual rate of up to 0.25% and 0.15%, respectively, of the average daily net assets of a Fund, (b) record keeping/sub-transfer agency/ networking fees paid by a Fund, (c) any sales charge, commissions or non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority, and/or (d) payments by the Adviser and/or its affiliates out of their own assets and not as an additional charge to each Fund. The payments by the Adviser and/or its affiliates described in (d) are often referred to as “revenue sharing payments” and are based on net assets of a Fund. A Fund, the Adviser and/or its affiliates may compensate financial intermediaries for recommending a Fund, providing a Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial intermediary’s sales force; assistance in training and educating the financial intermediary’s personnel relating to the Funds; and obtaining other forms of marketing support for promoting the sale of Fund shares.

www.pathwayadvisorsfunds.com	3

The level of revenue sharing payments made to financial intermediaries by the Adviser and/or its affiliates may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each Fund attributable to a financial intermediary, or other measures as agreed to by the Adviser and/or its affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined by the Adviser, may be substantial and may be different for different financial intermediaries. In addition, certain financial intermediaries may be making payments out of their assets, other than assets derived from investments in a Fund, to the Adviser and/or its affiliates (“intermediary payments”). In some circumstances, revenue sharing payments and intermediary payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of a Fund to you, rather than shares of another mutual fund. You should review your financial intermediary’s compensation disclosure and/or talk to your financial intermediary to obtain more information on how revenue sharing payments it may receive or intermediary payments it may make may have influenced your financial intermediary’s recommendation of a Fund.

In the Statement of Additional Information, the section titled 12b-1 Plan found on page 59 is hereby deleted and replaced, in its entirety, with the following:

Rule 12b-1 Plan

As described in the Prospectus, each Fund has adopted a separate plan of distribution for its shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund to use its assets to pay fees in connection with the distribution and marketing of Fund shares and/or the provision of shareholder services to Fund shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in a Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of each Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of a Fund. Each Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in a Plan that would materially increase the fees payable thereunder by the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred.

Each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

In addition, in the Statement of Additional Information, the third paragraph in the section titled Investment Adviser found on page 68 is hereby deleted and replaced, in its entirety, with the following:

As described in the Prospectus under “Fees and Expenses,” the Adviser has contractually agreed to limit the amount of each Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2015. Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by each Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”). In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

* * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

4	Supplement Dated October 1, 2013